Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	104.06
Maximum Aggregate Offering Price	$ 208,120,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 18,106.44
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the "Securities Act"), the amount of common stock registered hereunder shall be deemed to include any additional shares issuable as a result of any stock split, dividend, or other change in the capitalization of the Registrant. The "Proposed Maximum Offering Price Per Unit" and "Maximum Aggregate Offering Price" are estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low prices of WEC Energy Group Inc.'s common stock as reported on the consolidated reporting system of the New York Stock Exchange on October 12, 2026.